Note 14 - Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14 - RELATED PARTY TRANSACTIONS

Directors, executive officers and their affiliates are customers of and have banking transactions with the Bank in the ordinary course of business. A summary of loan transactions with directors and executive officers, including their affiliates, is as follows:

(Dollars in thousands)	December 31,
	2014	2013
Balance, beginning of year	$1,680	$1,380
New loans	-	395
Repayments	(94)	(95)

Balance, end of year	$1,586	$1,680

Deposits by directors and executive officers, including their affiliates, at December 31, 2014 and 2013 totaled $806,000 and $671,000, respectively.